Stockholders’ Equity (Deficit) (Details) - Schedule of stock warrants	12 Months Ended
	Dec. 31, 2022 $ / shares shares
Stockholders’ Equity (Deficit) (Details) - Schedule of stock warrants [Line Items]
Beginning balance, outstanding	5,813,804
Issued	59,747,574
Exercised (in Dollars per share) | $ / shares	$ (14,095,400)
Expired (in Dollars per share) | $ / shares
Ending balance, outstanding	51,465,978
2019 Public Warrants [Member]
Stockholders’ Equity (Deficit) (Details) - Schedule of stock warrants [Line Items]
Exercise Price (in Dollars per share) | $ / shares	$ 230	[1]
Expiration Date	Jun. 19, 2024	[1]
Beginning balance, outstanding	5,813,804	[1]
Issued
Exercised (in Dollars per share) | $ / shares
Expired (in Dollars per share) | $ / shares
Ending balance, outstanding	5,813,804	[1]
Pre-funded Warrants [Member]
Stockholders’ Equity (Deficit) (Details) - Schedule of stock warrants [Line Items]
Exercise Price (in Dollars per share) | $ / shares	$ 0.002	[2]
Expiration Date	Jun. 29, 2027	[2]
Beginning balance, outstanding
Issued	14,095,400	[2]
Exercised (in Dollars per share) | $ / shares	$ (14,095,400)	[2]
Expired (in Dollars per share) | $ / shares
Ending balance, outstanding
Common Warrant [Member]
Stockholders’ Equity (Deficit) (Details) - Schedule of stock warrants [Line Items]
Exercise Price (in Dollars per share) | $ / shares	$ 4.6	[3]
Expiration Date	Jun. 29, 2027	[3]
Beginning balance, outstanding
Issued	43,478,261	[3]
Exercised (in Dollars per share) | $ / shares
Expired (in Dollars per share) | $ / shares
Ending balance, outstanding	43,478,261	[3]
Underwriter Warrants [Member]
Stockholders’ Equity (Deficit) (Details) - Schedule of stock warrants [Line Items]
Exercise Price (in Dollars per share) | $ / shares	$ 4.6	[3]
Expiration Date	Jun. 29, 2027	[3]
Beginning balance, outstanding
Issued	2,173,913	[3]
Exercised (in Dollars per share) | $ / shares
Expired (in Dollars per share) | $ / shares
Ending balance, outstanding	2,173,913	[3]

[1]	The 2019 Public Warrants are exercisable for 290,690 shares of Common Stock at $230.00 per share or a ratio of 20 warrants for one share of Common Stock.
[2]	A total of 14,095,400 Pre-funded Warrants were issued and exercised in exchange for 704,770 shares of Common Stock.
[3]	The Common Warrants and Underwriter Warrants are exercisable for a combined amount of 2,282,609 shares of Common Stock at $4.60 per share or a ratio of 20 warrants for one share of Common Stock.